Interest-Bearing Loans and Borrowings - Additional Information (Detail) $ in Millions, € in Billions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 05, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Commercial papers	$ 0	$ 0
Commercial papers authorized amount	5,000			€ 3.0
Payments of dividends	(3,013)	(2,442)	$ (2,364)
Seven Series Notes [Member]
Disclosure of detailed information about borrowings [line items]
Repurchased notes aggregate principal amount					$ 3,400
Thirteen Series of USD Notes and Three Series of EUR Notes and Two Series of GBP Notes [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate Purchase Price Received Upon Completion of Tender Offer					$ 3,000
AB inBev [member]
Disclosure of detailed information about borrowings [line items]
Current and non-current interest-bearing loans and borrowings	78,150	79,909
Net increased decreased debt	67,600	$ 69,700
Payment of interests and taxes	(5,800)
Impact of changes in foreign exchange rates	(900)
Payments of dividends	$ (3,000)